Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 5,392,390	$ 5,930,731	$ 4,992,145
Investments	8,688,947	9,806,591	21,253,866
Vendor receivable		27,500	173,499
Prepaid expenses and other current assets	237,300	453,681	527,380
Total current assets	14,318,637	16,218,503	26,946,890
Property and equipment, net	2,335	65,509	260,612
Intangible assets, net	17,776	18,083	19,309
Other assets	63,572	63,572	69,620
Total assets	14,402,320	16,365,667	27,296,431
Current liabilities:
Accounts payable	532,423	180,104	371,993
Accrued liabilities	49,513	327,868	196,020
Accrued payroll and other compensation	316,605	525,666	754,314
Note payable, net of debt discount and offering costs of $0 and $8,723 as of December 31, 2022 and December 31, 2021, respectively			366,277
Total liabilities	898,541	1,033,638	1,688,604
Commitments and contingencies
Stockholders’ equity:
Preferred stock value
Common stock value	2,907	2,907	2,878
Additional paid-in capital	112,575,993	112,238,392	110,339,011
Accumulated deficit	(99,075,121)	(96,909,270)	(84,734,062)
Total stockholders’ equity	13,503,779	15,332,029	25,607,827
Total liabilities and stockholders’ equity	$ 14,402,320	$ 16,365,667	$ 27,296,431